NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2014
NET INCOME PER SHARE
NET INCOME PER SHARE

13.NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended December 31,
	2012	2013	2014

Net income (loss)-basic (numerator)
Net income (loss) attributable to Xueda Education Group ordinary shareholders	1,965	16,151	(10,022)

Shares (denominator)
Weighted average ordinary shares used in calculating net income (loss) per share-basic	131,316,004	131,681,540	126,567,703
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	460,203	2,785,328	—

Weighted average ordinary shares used in calculating net income (loss) per share-diluted	131,776,207	134,466,868	126,567,703

Net income (loss) per ordinary share-basic	0.01	0.12	(0.08)
Net income (loss) per ordinary share-diluted	0.01	0.12	(0.08)

Stock options of 356,219 and 414,233, and nonvested shares of 1,248,944 and 105,533, as of December 31, 2012 and 2013, respectively, were excluded in computation of diluted net income per share, because their effects were anti-dilutive. The effect of options and nonvested shares was excluded from the computation of diluted loss per share for the year ended December 31, 2014 as the effect would be anti-dilutive.